Employee Benefit Plans and Non-Qualified Plans - Summary of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation (PBO)	$ 3,512
Accumulated benefit obligation (ABO)	3,512
Fair value of plan assets	$ 3,391